This is filed pursuant to Rule 497(e).

AllianceBernstein Americas Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-09160.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

AllianceBernstein All-Asia Investment Fund, Inc.
File Nos. 33-84270 and 811-08776.

AllianceBernstein Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415.

AllianceBernstein Greater China '97 Fund, Inc.
File Nos. 333-26229 and 811-08201.

AllianceBernstein Health Care Fund, Inc.
File Nos. 333-77953 and 811-09329.

AllianceBernstein International Premier Growth Fund, Inc.
File Nos. 333-41375 and 811-08527.

AllianceBernstein Mid-Cap Growth Fund, Inc.
File Nos. 2-10768 and 811-00204.

AllianceBernstein New Europe Fund, Inc.
File Nos. 33-37848 and 811-06028.

AllianceBernstein Premier Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Small Cap Growth Fund, Inc.
File Nos. 2-29901 and 811-01716.

AllianceBernstein Technology Fund, Inc.
File Nos. 2-70427 and 811-03131.

AllianceBernstein Worldwide Privatization Fund, Inc.
File Nos. 33-76598 and 811-08426.

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088

AllianceBernstein Institutional Funds, Inc.
File Nos. 333-37177 and 811-08403.

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-07812 and 811-04791

AllianceBernstein Municipal Income Fund II
File Nos. 33-60560 and 811-07618

AllianceBernstein Select Investor Series, Inc.
File Nos. 333-08818 and 811-09176.

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Disciplined Value Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221.

AllianceBernstein Bond Fund, Inc.
File Nos. 2-48227 and 811-2383.

AllianceBernstein Emerging Market Debt Fund, Inc.
File Nos. 33-72460 and 811-08188.

AllianceBernstein Exchange Reserves
File Nos. 33-74230 and 811-08294.

AllianceBernstein Blended Style Series, Inc.
File Nos. 333-87002 and 811-21081.

ALLIANCEBERNSTEIN
Investment Research and Management [LOGO] SM

            ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

              ALLIANCEBERNSTEIN BLENDED STYLE SERIES

                   ALLIANCEBERNSTEIN BOND FUNDS

               ALLIANCEBERNSTEIN EXCHANGE RESERVES

             ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND

             ALLIANCEBERNSTEIN GREATER CHINA `97 FUND

                  ALLIANCEBERNSTEIN GROWTH FUNDS

              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
       AllianceBernstein Premier Growth Institutional Fund
           AllianceBernstein Quasar Institutional Fund
   AllianceBernstein Real Estate Investment Institutional Fund

              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
       AllianceBernstein Special Equity Institutional Fund

          ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                        National Portfolio
                    Insured National Portfolio
                       California Portfolio
                   Insured California Portfolio
                        Arizona Portfolio
                        Florida Portfolio
                     Massachusetts Portfolio
                        Michigan Portfolio
                       Minnesota Portfolio
                       New Jersey Portfolio
                        New York Portfolio
                          Ohio Portfolio
                      Pennsylvania Portfolio
                        Virginia Portfolio

             ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                        Premier Portfolio
                       Technology Portfolio

             ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                     Biotechnology Portfolio

                  ALLIANCEBERNSTEIN VALUE FUNDS

               ALLIANCEBERNSTEIN WEALTH STRATEGIES

Supplement dated November 25, 2003 to:

The Prospectuses dated March 31, 2003 of the AllianceBernstein Institutional Funds, AllianceBernstein Municipal Income Fund, AllianceBernstein Municipal Income Fund II, AllianceBernstein Select Investor Series-Premier Portfolio and Technology Portfolio, AllianceBernstein Trust, AllianceBernstein Growth and Income Fund, AllianceBernstein Disciplined Value Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund and AllianceBernstein Real Estate Investment Fund;

The Prospectuses dated November 3, 2003 of the AllianceBernstein Bond Fund, AllianceBernstein High Yield Fund, AllianceBernstein Global Strategic Income Trust, AllianceBernstein Americas Government Income Trust, AllianceBernstein Emerging Market Debt Fund, AllianceBernstein Multi-Market Strategy Trust, AllianceBernstein Premier Growth Fund, The AllianceBernstein Portfolios - AllianceBernstein Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein Small Cap Growth Fund, AllianceBernstein Technology Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Global Small Cap Fund, AllianceBernstein Worldwide Privatization Fund, AllianceBernstein New Europe Fund, AllianceBernstein All-Asia Investment Fund, AllianceBernstein Greater China `97 Fund and AllianceBernstein Select Investor Series - Biotechnology Portfolio;

The Prospectus dated October 1, 2003 of AllianceBernstein Blended Style
Series;

The Prospectus dated March 31, 2003 of AllianceBernstein Exchange Reserves;
and

The Prospectus dated September 2, 2003 of The AllianceBernstein Portfolios-AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Preservation Strategy.

All of the funds listed above are hereinafter referred to as the "Funds".

This Supplement provides additional information under the heading
"Management of the Fund(s)", "Management of the Portfolios" or "Management of the Strategies".

Management of the Fund(s)/Management of the Portfolios/Management of the Strategies

In addition to Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), between October 3 and November 13, 2003 over twenty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital Management L.P. ("Alliance Capital") and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As has been publicly reported, the United States Securities and Exchange Commission (the "SEC") and the Office of the New York State Attorney General ("NYAG") are investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital is currently under investigation by these regulators for matters relating to market timing transactions in shares of certain AllianceBernstein Mutual Funds. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance Capital provide information to them.

Through November 17, 2003, Alliance Capital's internal investigation has revealed that Alliance Capital maintained relationships with certain investors who were permitted to engage in market timing trades in certain AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees ("Market Timing Relationships"). Alliance Capital believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some of the shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigation by Alliance Capital.

The Independent Directors and Trustees of the Funds (the
"Independent Directors") have also initiated an investigation of these matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

As announced by Alliance on November 10, 2003, John D. Carifa has resigned as Chairman of the Board of Directors and President of each Fund. The Boards of Directors and Trustees of the Funds (the "Boards") have elected Marc O. Mayer, who has assumed the leadership of Alliance's mutual fund business, as President of each Fund and a Director of most of the Funds. The Boards of all but three of the Funds have elected William H. Foulk, Jr., an Independent Director and Trustee, as Chairman of each Board. It is anticipated that the Boards of each of the three remaining Funds will shortly elect an Independent Director as Chairman of the Board.

As a result of Alliance Capital's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Any resolution of Alliance Capital's involvement in market timing and the related SEC and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance Capital's mutual fund business. Alliance Capital is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance Capital had on the shareholders of the AllianceBernstein Mutual Funds.

You should retain this Supplement with your prospectus for future reference.

-------------------------

SM This is a service mark used under license from the owner.

00250.0157 #445955